VAT Receivable and Tax Credits (Tables)	12 Months Ended
Mar. 31, 2026
Trade and other current receivables [abstract]
Summary of VAT Receivable

	For the Year Ended March 31,
	2026	2025
Unfiled VAT receivable	$27,112	$30,654
Total VAT receivable	$27,112	$30,654